Financial Expense (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Financial Expense
Fair value adjustment foreign currency swaps and forwards		€ (24)		€ 288
Recoverable cash advances, Accretion of interest	€ 269	259	€ 539	519
Interest and bank charges	373	57	761	120
Interest on lease liabilities	35	36	71	74
Exchange differences	2,772	1,115	6,141	1,435
Other	(112)	2	67	0
Total financial expense	€ 3,337	€ 1,445	€ 7,579	€ 2,436